Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 18 – Derivative Financial Instruments

A.              The fair values of derivative assets and liabilities are summarized below:

	December 31
	2013		2014
	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:

Forward foreign exchange contracts	$141	$(59)	-	$(70)
Currency swaps and options	181	(60)	147	(710)
Embedded currency derivatives	897	(235)	-	(739)

Total derivatives designated as hedging instruments	1,219	(354)	147	(1,519)

Derivatives not designated as hedging instruments:

Forward foreign exchange contracts	-	-	-	(22)
Currency swaps and options	-	-	41	(32)
Spot transactions	-	-	-	(91)
Embedded currency derivatives	150	(359)	994	(727)

Total derivatives not designated as hedging instruments	150	(359)	1,035	(872)

Total derivatives	$1,369	$(713)	1,182	(2,391)

B.              The before tax effects of derivative instruments in cash flow hedging relationships for the year ended December 31, 2014 and December 31, 2013 is summarized below:

		Gain		Gain (loss)
		reclassified		reclassified
		From		From
		Accumulated		Accumulated
	Gain recognize	OCI into income	Gain recognize	OCI into income
	In OCI on	By derivative	In OCI on	By derivative
	Derivatives	Instrument type	Derivatives	Instrument type
	(Effective	(Effective	(Effective	(Effective
	portion)	Portion)*	portion)	Portion)*
	2013	2013	2014	2014
Derivatives designated as hedging instruments:

Forward foreign exchange contracts, currency swaps and options (*)	$543	$632	$944	$115
Embedded currency derivatives (**)	891	229	1,106	(172)
Total	$1,434	$861	$2,050	$(57)

*	Presented as part of revenue and operational cost.
**	Presented as part of cost of revenues.
***	The hedging is ineffective in immaterial amounts. - Hedging -100%, embedded - 99%.

Derivatives not designated as hedging instruments:

The effects of derivative instruments not designated as hedging instruments on the consolidated statements of income for 2 years ended December 31, 2014 were as follows:

	Location of gains recognized in
	income on derivatives	2013	2014

Embedded currency derivatives	financial income (expenses), net	$78	$(86)

                  Total gross notional amounts for outstanding Foreign exchange contracts (recorded at fair value) as of December 31, 2013 and December 31, 2014 were as follows:

	December 31	December 31
	2013	2014
Derivatives designated as hedging instruments:

Forward foreign exchange contracts	$3,472	$1,633

Currency swaps and options	1,241	13,595

Embedded currency derivatives	7,414	7,763

Derivatives not designated as hedging instruments:

Forward foreign exchange contracts	-	$742

Currency swaps and options	-	4,077

Embedded currency derivatives	2,584	9,250